Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Tax Assets and Liabilities [abstract]
Liabilities	£ (3)	£ (53)
Beginning Balance	(3)	(53)
Income statement charge	(434)	(528)	£ (597)
Other comprehensive income credit/(charge)	75	44
Corporate income tax paid	445	484	507
Other movements	23	50
Ending Balance	106	(3)	(53)
Assets	£ 106
Liabilities		£ (3)	£ (53)